Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Loss
Revenues (includes related party revenues of $1,314 and $1,431 for 2011 and 2012, respectively, and no related party revenues for the year ended December 31, 2013 and the six months ended June 30, 2013 (unaudited) and 2014	$ 94,427	$ 56,266	$ 133,958	$ 79,889	$ 76,330
Costs and operating expenses:
Cost of revenue (exclusive of depreciation and amortization presented separately below; includes related party expenses of $1,152, $2,289 and $2,738 for 2011, 2012 and 2013 and $1,162 (unaudited) and $405 (unaudited) for the six months ended June 30, 2013 and 2014, respectively)	7,858	7,435	15,295	13,559	7,660
Sales and marketing (includes related party expenses of $2,734, $3,981 and $10,164 for 2011, 2012 and 2013 and $3,447 (unaudited) and $7,843 (unaudited) for the six months ended June 30, 2013 and 2014, respectively)	61,059	29,409	75,180	70,327	41,992
Technology and development	15,843	11,422	23,685	21,960	18,457
General and administrative	27,955	12,942	30,857	34,228	21,912
Depreciation and amortization	6,086	5,934	11,569	11,768	4,148
Total costs and operating expenses	118,801	67,142	156,586	151,842	94,169
Loss from operations	(24,374)	(10,876)	(22,628)	(71,953)	(17,839)
Interest income	27	61	121	229	199
Interest expense	(301)	(1,751)	(1,988)	(3,359)	(66)
Other income (expense)	10	14	18	(18)	(20)
Change in fair value of preferred stock warrant liability					(1,882)
Loss before benefit (provision) for income taxes	(24,638)	(12,552)	(24,477)	(75,101)	(19,608)
Benefit (provision) for income taxes	(317)	(273)	(579)	606	10,690
Net loss	(24,955)	(12,825)	(25,056)	(74,495)	(8,918)
Cumulative dividends on Series B, Series C, and Series D Preferred Stock					(2,370)
Net loss attributable to common stockholders	(24,955)	(12,825)	(25,056)	(74,495)	(11,288)
Net loss per share attributable to common stockholders:
Basic and diluted (in dollars per share)	$ (0.39)	$ (0.22)	$ (0.43)	$ (1.33)	$ (0.49)
Weighted average common shares outstanding, basic and diluted (in shares)	63,962	57,231	58,540	55,828	22,823
Other comprehensive loss:
Unrealized (loss) gain on marketable securities				35	(35)
Comprehensive loss	$ (24,955)	$ (12,825)	$ (25,056)	$ (74,460)	$ (8,953)